Thornburg Limited Term Income Funds
Fund facts. . . as of 9/30/98

                                      Thornburg Limited Term Income Fund
                                         A Shares     C Shares        I Shares
SEC Yield                                4.85%        4.59%             5.28%
NAV                                      $12.50       $12.47           $12.50
Max. Offering Price                      $12.82       $12.47           $12.50

Total returns. . . as of 9/30/98
 (Annual Average - After Subtracting Maximum Sales Charge)
One Year                                 4.40%        6.65%             7.49%
Five Year                                5.66%        N/A               N/A
Since Inception                          6.27%        7.09%             8.68%
Inception Date                         (10/1/92)     (9/1/94)          (7/5/96)

Fund facts. . . as of 9/30/98

Thornburg Limited Term U.S. Government Fund*
                                    A Shares       C Shares        I Shares
SEC Yield                             5.26%         4.92%           5.75%
NAV                                   $12.66        $12.71          $12.65
Max. Offering Price                   $12.98        $12.71          $12.65

Total returns. . . as of 9/30/98
(Annual Average - After Subtracting Maximum Sales Charge)

One Year                              5.99%         8.19%           9.06%
Five Year                             5.08%         N/A             N/A
Ten Year                              7.11%         N/A             N/A
Since Inception                       7.13%         6.77%           8.42%
Inception Date                       (11/16/87)    (9/1/94)         (7/5/96)

*Shares are not guaranteed by the U.S. Government.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Funds' Class A Shares is 2.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
November 6, 1998

Dear Fellow Shareholder,
I am pleased to present the Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the year ending September 30, 1998. The net asset value of the A shares of the Thornburg Limited Term Income Fund ended the year at $12.50. If you were invested for the entire year, you received dividends of 71.6 cents per share. If you reinvested your dividends, you received 73.6 cents per share. Investors who owned C shares received 66.5 and 68.2 cents per share, respectively. The net asset value of the A shares of the Thornburg Limited Term U.S. Government Fund ended the year at $12.66. If you were invested for the entire year, you received dividends of 69.4 cents per share. If you reinvested your dividends, you received 71.2 cents per share. Investors who owned C shares received 64.3 and 65.9 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history. Over the last year, concerns about credit quality have been brought to the forefront in the bond markets. As first Southeast Asia, then Russia and then Brazil have all been brought to the brink of insolvency, investors started to worry once again about the quality of their portfolios. Treasury Notes and Bonds rallied over the course of the year, as yields dropped over 100 to 150 basis points from 1 year Bills to 30 year Bonds as investors participated in a "flight to quality", avoiding lower quality bonds. In the corporate bond market, credit spreads widened dramatically after Russia placed a moratorium on debt payments. This quality spread widening was exacerbated by the need of speculators to sell into a strained market. For a while in August through October, there were times when it seemed that the only bonds for which there was a bid were US Treasuries. And, investors were buying only the newest Treasuries where there was the most liquidity. Older Treasury issues did not rally as much as the new issues. Quality spreads on corporate bonds in the United States widened out to levels not seen since the early 90's. And, the spread on mortgage bonds widened as well. The types of bonds that the Funds own benefited from this rally, although the higher percentage of Treasury Notes in the Thornburg Limited Term US Government Fund made its total return higher than that of the Thornburg Limited Term Income Fund. Both Funds' portfolios contained high quality bonds that were not hurt as much as lower rated credits by the quality spread widening that has occurred. Remember that the Thornburg Limited Term US Government Fund buys only US Treasury and Agency securities and the Thornburg Limited Term Income Fund buys only investment grade securities. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments.* Take a look at the charts which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Donoghue's Money Market Fund average. Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.

Steven J. Bohlin
Managing Director
*Money market funds strive to keep a stable net asset value. The net asset value of the funds fluctuate.


Statement of assets and liabilities
Thornburg Investment Trust
September 30, 1998

            Limited Term U.S.       Limited Term
            Government Fund         Income Fund

ASSETS
Investments at value (cost $131,071,917
and $47,672,130, respectively)       $     137,049,829 $        49,585,368
Cash                                           128,423              52,455
Receivable for fund shares sold                560,514             466,428
Interest receivable                          1,611,822             820,944
Principal receivable                           166,596              20,867
Prepaid expenses and other assets               22,935              20,250
            Total Assets                   139,540,119          50,966,312

LIABILITIES

Payable for investments purchased            1,003,221                  0
Payable for fund shares redeemed               217,680             29,852
Accounts payable and accrued expenses           90,061             59,791
Payable to investment advisor                   55,804             16,320
Dividends payable                              164,456             79,022
             Total Liabilities               1,531,222            184,985

NET ASSETS                           $     138,008,897    $    50,781,327
NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($129,312,927 and $35,865,602 applicable to 10,215,012 and 2,869,867 shares of
beneficial interest outstanding - Note 4)   $    12.66       $      12.50

Maximum sales charge, 2.50 % of offering price (2.57% of net asset value per
                               share)             0.32               0.32
Maximum Offering Price Per Share            $    12.98       $      12.82

Class C Shares:
Net asset value and offering price per share * ($6,445,591 and $7,146,968 applicable to 506,961 and 573,094 shares of beneficial
interest outstanding - Note 4)              $    12.71       $      12.47

Class I Shares:
Net asset value and offering price per share ($2,250,379 and $7,768,757 applicable to 177,880 and 621,723 shares of beneficial
interest outstanding - Note 4)              $     12.65      $      12.50

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges. See notes to financial statements.

Statement of operations
Thornburg Investment Trust
Year Ended September 30, 1998
                                          Limited Term U.S.       Limited Term
                                           Government Fund         Income Fund

INVESTMENT INCOME:
Interest income (net of premium amortized
of $482,885 and $99,545, respectively)    $      9,137,676   $       3,109,147

EXPENSES:
Investment advisory fees (Note 3)               521,022                228,636
Administration fees (Note 3)
            Class A Shares                      162,998                 41,718
            Class C Shares                      5,909                    8,171
            Class I Shares                      1,907                    2,908
Distribution and service fees (Note 3)
            Class A Shares                      315,717                 78,430
            Class C Shares                      47,264                  65,362
Transfer agent fees                             146,350                 72,075
Custodian fees                                  94,225                  54,287
Registration and filing fees                    42,764                  42,969
Professional fees                               20,093                  11,824
Accounting fees                                 15,952                   5,309
Trustee Fees                                     8,479                     956
Other expenses                                  29,960                  14,448

            Total Expenses                   1,412,640                 627,093

Less:
            Expenses reimbursed by
              investment advisor (Note 3)      (59,576)               (163,223)

            Net Expenses                     1,353,064                 463,870
            Net Investment Income            7,784,612               2,645,277

REALIZED AND UNREALIZED GAIN (LOSS) (Note 5)
Net Realized gain (loss) on:
Investments                                    139,163                (265,067)
Foreign currency transactions                        0                 (25,195)
                                               139,163                (290,262)
Net change in unrealized appreciation on:
Investments                                  3,564,928                 835,002
Foreign currency translation                         0                   2,187
                                             3,564,928                 837,189

           Net Realized and
            Unrealized Gain on Investments    3,704,091                546,927
           Net Increase in Net Assets
            Resulting From Operations     $  11,488,703       $      3,192,204

See notes to financial statements.

Statement of changes in net assets
Thornburg Limited Term U.S. Government Fund

                                            Year Ended              Year Ended
                                           Sept 30, 1998          Sept 30, 1997

INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                           $     7,784,612   $  8,569,663
Net realized gain on investments sold                   139,163        280,414
Increase in unrealized appreciation of investment     3,564,928        581,827

Net Increase in Net Assets Resulting From Operati    11,488,703      9,431,904


DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                       (7,311,154)    (8,318,540)
Class C Shares                                         (243,829)      (222,001)
Class I Shares                                         (229,629)       (29,122)

FUND SHARE TRANSACTIONS - (Note 4):
Class A Shares                                       (7,874,739)    (6,637,521)
Class C Shares                                        1,991,492      1,499,116
Class I Shares                                       (3,084,806)     5,249,982
Net Increase (Decrease) in Net Assets                (5,263,962)       973,818


NET ASSETS:

Beginning of year                                   143,272,859    142,299,041

            End of year                        $    138,008,897  $ 143,272,859

See notes to financial statements.


Statement of changes in net assets
Thornburg Limited Term Income Fund

                                                 Year Ended         Year Ended
                                               Sept 30, 1998      Sept 30, 1997

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income                            $    2,645,277    $ 2,085,349
Net realized gain (loss) on investments sold           (290,262)         8,055
Increase in unrealized appreciation of investment       837,189        364,017

Net Increase in Assets Resulting from Operations      3,192,204      2,457,421


DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                       (1,937,609)    (1,666,492)
Class C Shares                                         (352,730)      (262,811)
Class I Shares                                         (354,938)      (156,046)


FUND SHARE TRANSACTIONS - (Note 4):
Class A Shares                                        4,205,120      7,539,812
Class C Shares                                        1,689,924      2,655,403
Class I Shares                                        3,181,451      3,665,427

Net Increase in Net Assets                            9,623,422     14,232,714


NET ASSETS:

Beginning of year                                    41,157,905     26,925,191

            End of year                           $  50,781,327  $  41,157,905

See notes to financial statements.


Notes to financial statements
Thornburg Investment Trust
September 30, 1998

Note 1 - Organization
Thornburg  Limited  Term  U.S.  Government  Fund  (the  "Government  Fund")  and
Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing six series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital. The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administrative fees and certain transfer agent expenses. Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value. Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required. When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices. Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are
translated   into  U.S.   dollar  amounts  on  the  respective   dates  of  such
transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Note 3-Investment Advisory Fee and Other Transactions With Affiliates Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the year ended September 30, 1998, these fees were payable at annual rates ranging from 3/8 of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to Class A and Class C shares, and up to .05 of 1% of the average daily net assets attributable to Class I shares. For the year ended September 30, 1998, the Adviser voluntarily waived certain operating expenses amounting to $59,576 and $163,223 for the Government Fund and Income Fund, respectively. The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the year ended September 30, 1998, the Distributor earned commissions aggregating $19,485 and $16,787 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $2,108 and $2,584 from redemptions of Class C shares of the Government Fund and Income Fund, respectively. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed .25 of 1% annum of its average net assets attributable to the Class A and Class C shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares. The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the year ended September 30, 1998 are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4- Shares of Beneficial Interest
At September 30, 1998 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $139,092,533 and $50,026,930 for the Government Fund and Income Fund, respectively. Sales of Class I shares commenced on July 5, 1996. Transactions in shares of beneficial interest were as follows:


                                Yr Ended Sept 30, 1998   Yr Ended Sept 30, 1997

Class A Shares                   Shares       Amount       Shares    Amount
Shares sold                  2,343,398  $29,089,064     1,686,941 $20,681,021
Shares issued to shareholders in
reinvestment of distributi     408,731    5,065,254      452,793    5,555,737
Shares repurchased          (3,395,632)  (2,683,645)  (2,683,645) (32,874,279)

Net Decrease                  (643,503)($ 7,874,739)    (543,911)($ 6,637,521)

Class C Shares
Shares sold                    268,890 $  3,352,878      177,985 $  2,194,987
Shares issued to shareholders
in reinvestment of distrib      16,876      210,103       16,438      202,464
Shares repurchased            (126,412)   1,571,489)     (73,028)    (898,335)

Net Increase                   159,354 $  1,991,492      121,395 $  1,499,116

Class I Shares
Shares sold                    349,738 $  4,333,129      497,639 $  6,117,666
Shares issued to shareholders in
reinvestment of distributi      16,580      205,349        2,385       28,883
Shares repurchased            (615,938)  (7,623,284)     (73,254)    (896,567)

Net Increase (Decrease)       (249,620)($ 3,084,806)      426,770 $  5,249,982

Income Fund

                            Yr Ended Sept 30, 1998      Yr Ended Sept 30, 1997

Class A Shares                Shares       Amount       Shares       Amount
Shares sold                    871,449  $10,757,352   1,040,156  $ 12,786,894
Shares issued to shareholders in
reinvestment of distributi      98,517    1,214,844      77,562       955,709
Shares repurchased            (629,596)  (7,767,076)   (504,413)   (6,202,791)

Net Increase                   340,370 $  4,205,120     613,305  $  7,539,812

Class C Shares
Shares sold                    278,808 $  3,432,785      352,475 $  4,339,320
Shares issued to shareholders
in reinvestment of distrib      24,958      307,071       19,669      241,703
Shares repurchased            (166,840)  (2,049,932)    (156,885)  (1,925,620)

Net Increase                   136,926 $  1,689,924      215,259 $  2,655,403

Class I Shares
Shares sold                    333,013 $  4,102,752      301,982 $  3,708,659
Shares issued to shareholders in
reinvestment of distributi      20,510      252,865        9,788      121,176
Shares repurchased             (95,336)  (1,174,166)     (13,405)    (164,408)

Net Increase                   258,187 $  3,181,451      298,365 $  3,665,427

Note 5 - Securities Transactions
For the year ended September 30, 1998, portfolio purchase and sale transactions (excluding short-term securities) were $47,044,904 and $41,103,495 for the Government Fund and $30,998,791 and $18,427,768 for the Income Fund, respectively. The cost of investments for Federal income tax purposes is $131,071,917 and $47,672,129 for the Government Fund and Income Fund, respectively. At September 30, 1998, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:

                                  Government Fund         Income Fund
Gross unrealized appreciation       $5,988,284            $2,317,862
Gross unrealized depreciation           10,372               404,624
Net unrealized appreciation         $5,977,912            $1,913,238

Accumulated net realized losses from securities transactions included in net assets at September 30, 1998 aggregated $7,061,548 and $1,157,238 for the Government Fund and Income Fund, respectively. For Federal income tax purposes, the Government Fund has capital loss carryforwards of $6,765,833 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire in varying amounts through 2003. For Federal income tax purposes, the Income Fund has capital loss carryforwards of $883,302 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire in varying amounts through 2003.

Financial highlights
Thornburg Limited Term U.S. Government Fund
Per share operating  performance (for a share  outstanding  throughout the year)
Year Ended September 30
                                        1998      1997      1996      1995      1994

Class A Shares:
Net asset value, beginning of year $   12.31 $   12.24 $   12.40 $   12.03 $   12.92

Income from investment operations:
Net investment income                   0.69      0.75      0.76      0.75      0.67
Net realized and unrealized
gain (loss) on investments              0.35      0.07     (0.16)     0.37     (0.89)

Total from investment operations        1.04      0.82      0.60      1.12     (0.22)
Less dividends from:
Net investment income                  (0.69)    (0.75)    (0.76)    (0.75)    (0.67)

Change in net asset value               0.35      0.07     (0.16)     0.37     (0.89)

Net asset value, end of year       $   12.66 $   12.31 $   12.24 $   12.40 $   12.03

Total return (a)                        8.75%     6.86%     4.92%     9.66%    (1.72)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   5.61%     6.09%     6.11%     6.23%     5.38%
Expenses, after expense reductions      0.97%     0.97%     0.99%     0.99%     0.95%
Expenses, before expense reductions     0.97%     0.97%     0.99%     0.99%     0.95%

Portfolio turnover rate                29.77%    41.10%    23.27%    28.31%    80.58%

Net assets at end of year (000)    $ 129,312 $ 133,711 $ 139,510 $ 142,849 $ 177,439

(a) Sales loads are not reflected in computing total return.
Note:  From September 1, 1994 to September 28, 1995 the Fund issued Class B shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.


Thornburg Limited Term U.S. Government Fund
Per share operating performance (for a share outstanding throughout the year)
                                                                 Period from Sept. 1 (a) -
                                            Year Ended September 30,        September 30,
                                        1998      1997      1996      1995      1994

Class C Shares:
Net asset value, beginning of year $   12.37 $   12.29 $   12.45 $   12.08 $   12.21

Income from investment operations:
Net investment income                   0.64      0.70      0.71      0.69      0.06
Net realized and unrealized
gain (loss) on investments              0.34      0.08     (0.16)     0.37     (0.13)

Total from investment operations        0.98      0.78      0.55      1.06     (0.07)
Less dividends from:
Net investment income                  (0.64)    (0.70)    (0.71)    (0.69)    (0.06)

Change in net asset value               0.34      0.08     (0.16)     0.37     (0.13)

Net asset value, end of year       $   12.71 $   12.37 $   12.29 $   12.45 $   12.08

Total return (b)                        8.19%     6.49%     4.51%     9.07%    (0.50)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   5.16%     5.65%     5.72%     5.68%     5.45%(c)
Expenses, after expense reductions      1.40%     1.40%     1.39%     1.52%     1.63%(c)
Expenses, before expense reductions     2.20%     2.24%     2.35%     2.30%     1.63%(c)

Portfolio turnover rate                29.77%    41.10%    23.27%    28.31%    80.58%

Net assets at end of year (000)    $    6,445 $  4,299   $ 2,780   $ 2,217    $  1,005

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized

Thornburg Limited Term U.S. Government Fund
Per share operating performance (for a share outstanding throughout the year)

                                            Year Ended September 30
                                           1998       1997        1996 *

Class I Shares:
Net asset value, beginning of year  $      12.31    $ 12.24   $   12.14


Income from investment operations:
            Net investment income          0.74        0.79        0.20
            Net realized and unrealized
            gain on investments            0.34        0.07        0.10


Total from investment operations           1.08        0.86        0.30
Less dividends from:
            Net investment income         (0.74)      (0.79)      (0.20)


Change in net asset value                  0.34        0.07        0.10

Net asset value, end of year        $     12.65  $    12.31 $     12.24

Total return (a)                           9.06%       7.26%       2.45%

Ratios/Supplemental Data Ratios to average net asset:
      Net investment income                6.01%       6.35%       6.64%(b)
      Expenses, after expense reductions   0.60%       0.60%       0.58%(b)
      Expenses, before expense reductions  1.18%       6.57%     305.74%(b)

Portfolio turnover rate                   29.77%      41.10%      23.27%

Net assets at end of year (000)     $     2,250    $   5,263    $    9

(a) Not annualized for periods less than one year.
*  Sales of Class I shares commenced on July 5, 1996.
(b) Annualized

Thornburg Limited Term Income Fund
Per share operating performance (for a share outstanding throughout the year)

                                                   Year Ended September 30
                                        1998      1997      1996      1995      1994

Class A Shares:
Net asset value, beginning of year $   12.37 $   12.23 $   12.11 $   11.83 $   12.55

Income from investment operations:
Net investment income                   0.72      0.76      0.76      0.76      0.67
Net realized and unrealized
gain (loss) on investments              0.13      0.14      0.12      0.28     (0.69)

Total from investment operations        0.85      0.90      0.88      1.04     (0.02)
Less dividends from:
Net investment income                  (0.72)    (0.76)    (0.76)    (0.76)    (0.67)
Realized capital gains                  0.00      0.00      0.00      0.00     (0.03)

Change in net asset value              (0.13)     0.14      0.12      0.28     (0.72)

Net asset value, end of year       $   12.50 $   12.37 $   12.23 $   12.11 $   11.83

Total return (a)                        7.08%     7.56%     7.54%     9.22%    (0.14)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   5.81%     6.16%     6.31%     6.50%     5.51%
Expenses, after expense reductions      1.00%     1.00%     0.95%     0.83%     0.66%
Expenses, before expense reductions     1.22%     1.27%     1.37%     1.48%     1.47%

Portfolio turnover rate                41.01%    13.87%    44.35%    43.12%    84.35%

Net assets at end of year (000)    $  35,866 $  31,281 $  23,433 $  23,222  $  21,683

(a) Sales loads are not refelcted in computing total return.
Note:From September 1, 1994 to September 28, 1995 the Fund issued class B shares, which at the time of their conversion to class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.


Thornburg Limited Term Income Fund
Per share operating performance (for a share outstanding throughout the year)

                                                                     Period from Sept. 1 (a) -
                                             Year Ended September 30,    September 30,
                                        1998      1997      1996      1995      1994

Class C Shares:
Net asset value, beginning of year $   12.34 $   12.20 $   12.08 $   11.78 $   11.92

Income from investment operations:
Net investment income                   0.66      0.71      0.71      0.70      0.06
Net realized and unrealized
gain (loss) on investments              0.13      0.14      0.12      0.30     (0.14)

Total from investment operations        0.79      0.85      0.83      1.00     (0.08)
Less dividends from:
Net investment income                  (0.66)    (0.71)    (0.71)    (0.70)    (0.06)

Change in net asset value               0.13      0.14      0.12      0.30     (0.14)

Net asset value, end of year       $   12.47 $   12.34 $   12.20 $   12.08 $   11.78

Total return (b)                        6.65%     7.13%     7.12%     8.87%    (0.72)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   5.40%     5.76%     5.91%     6.03%     5.14%(c)
Expenses, after expense reductions      1.40%     1.40%     1.36%     1.36%     1.20%(c)
Expenses, before expense reductions     2.30%     2.44%     3.20%     4.75%     1.20%(c)

Portfolio turnover rate                41.01%    13.87%    44.35%    43.12%    84.35%

Net assets at end of year (000) $   7,147     $  5,382  $  2,695  $  1,032     $ 53

(a)  Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year. (c) Annualized.


Thornburg Limited Term Income Fund
Per share operating performance (for a share outstanding throughout the year)
                                            Year Ended September 30
                                          1998         1997          1996 *

Class I Shares:
Net asset value, beginning of year    $   12.36   $   12.23     $     11.95

Income from investment operations:
          Net investment income            0.75        0.80            0.19
          Net realized and unrealized
          gain (loss) on investments       0.14        0.13            0.28

Total from investment operations           0.89        0.93            0.47
Less dividends from:
          Net investment income           (0.75)      (0.80)          (0.19)

Change in net asset value                  0.14        0.13            0.28


Net asset value, end of year          $   12.50    $  12.36         $  12.23

Total return (a)                          7.49%        7.80%            3.97%

Ratios/Supplemental Data Ratios to average net asset:
      Net investment income                 6.10%       6.44%       6.67%(b)
      Expenses, after expense reductions    0.69%       0.69%       0.69%(b)
      Expenses, before expense reductions   1.19%       1.98%       4.26%(b)

Portfolio turnover rate                     41.01%      13.87%       44.35%

Net assets at end of year (000)        $     7,768   $  4,495    $     797

(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.


Schedule of Investments
Limited Term U.S. Government Fund
September 30, 1998
CUSIPS: Class A - 885-215-103, Class C - 885-215-830,  Class I - 885-215-699
NASDAQ Symbols: Class A - LTUSX, Class C - LTUCX (Proposed), Class I - LTUIX (Proposed)
               U.S. Government Agencies (52.70%)
2,265,000      Federal Home Loan Bank Board, 6.50% due 11/29/05                  $2,523,346
1,225,000      Federal Home Loan Bks, Consolidated Bond, 5.605% due 3/3/03        1,267,679
2,000,000      Federal Home Loan Bks, 5.63% due 9/2/03                            2,077,180
2,250,000      Federal Home Loan Mortgage Series 1900 Class L, 7.50% due 11/15/21 2,302,020
1,000,000      Federal Home Loan Mortgage Series 1464 Class G, 7.25% due 12/15/21 1,075,930
  464,614      Federal Home Loan Mortgage Corporation CMO Series 1330, Class E,    464,902
               7.00% due 9/15/99
4,100,000      Federal Home Loan Mortgage Corporation CMO Series 1143, Class VC, 4,110,250
               7.50% due 9/15/00
4,148,930      Federal Home Loan Mortgage Corporation CMO Series 1216, Class E,  4,189,092
               7.00% due 3/15/05
51,905         Federal Home Loan Mortgage Corporation CMO Series 150, Class E,      51,905
               9.00% due 1/15/06
500,000        Federal Home Loan Mortgage Corporation CMO Series 1476, Class J,    513,435
               6.00% due 2/15/08
566,202        Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25% due     605,700
               11/1/16
216,767        Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75% due     226,881
               4/1/08
120,349        Federal Home Loan Mortgage Corporation, Pool# 180367, 10.00% due    130,026
               11/1/10
363,793        Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50% due     377,610
               5/1/08
345,019        Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00% due     352,934
               9/1/04
191,148        Federal Home Loan Mortgage Corporation, Pool# 213924, 9.00% due     194,330
               10/1/01
373,393        Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00% due     380,401
               4/1/02
6,224          Federal Home Loan Mortgage Corporation, Pool# 220001, 10.75% due      6,600
               7/1/00
126,934        Federal Home Loan Mortgage Corporation, Pool# 220010, 8.75% due     133,677
               8/1/01
81,211         Federal Home Loan Mortgage Corporation, Pool# 250714, 9.75% due      86,568
               5/1/10
318            Federal Home Loan Mortgage Corporation, Pool# 250936, 10.50% due        321
               8/1/99
107,980        Federal Home Loan Mortgage Corporation, Pool# 252986, 10.75% due    119,160
               4/1/10
35,807         Federal Home Loan Mortgage Corporation, Pool# 256111, 10.75% due     36,462
               8/1/00
239,011        Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75% due     249,264
               10/1/14
219,172        Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00% due     231,284
               1/1/10
88,827         Federal Home Loan Mortgage Corporation, Pool# 276638, 9.25% due      95,024
               8/1/16
207,470        Federal Home Loan Mortgage Corporation, Pool# 279611, 9.25% due     220,532
               10/1/16
683,002        Federal Home Loan Mortgage Corporation, Pool# 291880, 8.25% due     719,297
               5/1/17
200,931        Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75% due     217,357
               1/1/17
120,692        Federal Home Loan Mortgage Corporation, Pool# 298107, 10.25% due    133,201
               8/1/17
73,681         Federal Home Loan Mortgage Corporation, Pool# 431035, 11.50% due     81,307
               7/1/10
32,631         Federal Home Loan Mortgage Corporation, Pool# 500166, 12.00% due     33,865
               9/1/00
236,326        Federal Home Loan Mortgage Corporation, Pool# 770297, 6.50%         239,207
               (adjustable rate) due 6/1/18
251,361        Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00% due     264,786
               4/1/17
139,164        Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50% due     149,645
               9/1/17
1,015,248      Federal Home Loan Mortgage Corporation, Pool# E00107, 8.00% due   1,041,624
               7/1/07
536,599        Federal Home Loan Mortgage Corporation, Pool# E49074, 6.50% due     546,773
               7/1/08
766,432        Federal Home Loan Mortgage Corporation, Pool# E65962, 7.00% due     781,408
               5/1/08
2,624,291      Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00% due   2,678,692
               1/1/03
227,005        Federal National Mortgage Association CMO Series 1992-62, Class     226,862
               E, 7.00% due 5/25/99
1,900,000      Federal National Mortgage Association CMO Series 1993-12, Class   1,964,125
               EC, 7.50% due 9/25/01
1,150,000      Federal National Mortgage Association CMO Series 1992-145, Class  1,201,382
               L, 7.50% due 1/25/06
1,500,000      Federal National Mortgage Association, 6.50% due 11/25/06         1,585,305
850,000        Federal National Mortgage Association CMO Series 1992-22, Class     915,076
               HC, 7.00% due 3/25/07
2,000,000      Federal National Mortgage Association CMO Series 1991-134, Class  2,050,620
               KE, 7.00% due 5/25/08
750,000        Federal National Mortgage Association Remic Trust 1993 101 Class    807,188
               Project, 7.00% due 6/25/08
1,000,000      Federal National Mortgage Association CMO Series 1992-64, Class   1,015,620
               G, 7.00% due 12/25/18
1,800,000      Federal National Mortgage Association, CMO Series 93-187, Class   1,780,308
               FC, 4.74% (adjustable rate) due 11/25/21
1,250,000      Federal National Mortgage Association CMO Series 1992-33, Class   1,263,275
               F, 4.38% due 3/25/22
500,000        Federal National Mortgage Association, CMO Series 1993-185, Class   493,125
               FJ, 4.74% (adjustable rate) due 9/25/22
978,000        Federal National Mortgage Association Series 1993 32, Class H,      999,086
               6.00% due 3/25/23
25,615         Federal National Mortgage Association, Pool# 002473, 10.50% due      26,130
               1/1/01
786,084        Federal National Mortgage Association, Pool# 008307, 8.00% due      822,951
               5/1/08
69,355         Federal National Mortgage Association, Pool# 010294, 8.50% due       71,039
               9/1/07
3,881          Federal National Mortgage Association, Pool# 016072, 11.50% due       3,909
               5/1/00
110,487        Federal National Mortgage Association, Pool# 019535, 10.25% due     119,382
               7/1/08
1,240,375      Federal National Mortgage Association, Pool# 033356, 9.25% due    1,329,682
               8/1/16
103,203        Federal National Mortgage Association, Pool# 038493, 8.75% due      108,563
               10/1/08
130,822        Federal National Mortgage Association, Pool# 040526, 9.25% due      140,156
               1/1/17
840,283        Federal National Mortgage Association, Pool# 044003, 8.00% due      879,616
               6/1/17
274,355        Federal National Mortgage Association, Pool# 058816, 9.25% due      283,263
               12/1/02
318,844        Federal National Mortgage Association, Pool# 063791, 8.25% due      324,102
               7/1/02
639,381        Federal National Mortgage Association, Pool# 064011, 9.25% due      660,142
               7/1/03
5,000,000      Federal National Mortgage Association, Pool# 073040, 7.625% due   5,276,140
               9/1/01
589,478        Federal National Mortgage Association, Pool# 076388, 9.25% due      632,303
               9/1/18
109,806        Federal National Mortgage Association, Pool# 077725, 9.75% due      117,690
               10/1/18
407,001        Federal National Mortgage Association, Pool# 112067, 9.50% due      438,613
               10/1/16
1,416,194      Federal National Mortgage Association, Pool# 156156, 8.50% due    1,486,352
               4/1/21
639,185        Federal National Mortgage Association, Pool# 190555, 7.00% due      662,458
               1/1/14
625,593        Federal National Mortgage Association, Pool# 190703, 7.00% due      642,402
               3/1/09
585,428        Federal National Mortgage Association, Pool# 250481, 6.50% due      595,491
               11/1/15
1,701,194      Federal National Mortgage Association, Pool# 342947, 7.25% due    1,753,557
               4/1/24
703,207        Federal National Mortgage Association, Pool# 345775, 8.50% due      738,043
               12/1/24
724,185        Federal National Mortgage Association, Pool# 373942, 6.50% due      739,226
               12/1/08
673,559        Federal National Mortgage Association, Pool# 400569, 6.00% due      679,398
               4/1/09
793,029        Federal National Mortgage Association Guaranteed Remic Trust 1993  843,331
               168 Class Park, 6.75% due 8/25/22
375,000        Federal National Mortgage Association Medium Term Note, 6.05% due  396,154
               6/30/03
620,000        Federal National Mortgage Association Remic, Series 94 Class 94    638,600
               041, 6.25% due 1/25/21
1,000,000      Federal National Mortgage Association Remic Trust 1998 49 Class  1,023,905
               TD, 6.25% due 12/18/23
596,618        Federal National Mortgage Association Remic Trust Series 94 036    585,519
               Ua, 7.00% due 8/25/23
786,811        Government National Mortgage Association, GNMA II, Pool# 000623,   824,626
               8.00% due 9/20/16
73,752         Government National Mortgage Association, GNMA II, Pool# 000862,    76,031
               9.00% due 10/20/02
16,342         Government National Mortgage Association, GNMA II, Pool# 000956,    16,846
               10.00% due 3/20/03
24,460         Government National Mortgage Association, GNMA II, Pool# 001228,    25,366
               10.00% due 7/20/04
74,085         Government National Mortgage Association, GNMA II, Pool# 001408,    77,710
               9.50% due 5/20/05
938,564        Government National Mortgage Association, Pool# 016944, 7.50% due  979,063
               5/15/07
68,278         Government National Mortgage Association, Pool# 035861, 10.875%     75,181
               due 2/15/10
0              Government National Mortgage Association, GNMA II, Pool# 112262,    0
               11.50% due 2/20/99
25,574         Government National Mortgage Association, Pool# 161848, 9.00% due   26,006
               8/15/01
40,936         Government National Mortgage Association, Pool# 276712, 11.00%      41,818
               due 3/15/00
276,310        Government National Mortgage Association, Pool# 296697, 9.50% due   291,789
               10/15/05
381,926        Government National Mortgage Association, Pool# 306636, 8.25% due   395,412
               12/15/06
822,445        Government National Mortgage Association, Pool# 362865, 8.00% due   838,730
               7/15/03
904,901        Government National Mortgage Association, Pool# 430150, 7.25% due   936,002
               12/15/26
900,263        Government National Mortgage Association, Pool# 453928, 7.00% due   937,678
               7/15/17
466,303        Government National Mortgage Association, Pool# 780063, 7.00% due   480,945
               9/15/08
977,441        Government National Mortgage Association, Pool# 780448, 6.50% due 1,001,877
               8/15/11
800,000        Tennessee Valley Authority, 8.375% due 10/1/99                      828,128

               Total U.S. Government Agencies (Cost $70,795,489)                73,082,972

2,100,000      Federal Home Loan Bank Board, 7.11% due 8/19/99                   2,141,013
853,805        Federal National Mortgage Association, CMO Series 92-60, Class C,   857,801
               7.50% due 4/25/99

               Total  (Cost $2,960,259)                                          2,998,814

               United States Treasury (44.00%)
7,050,000      United States Treasury Notes, 6.875% due 8/31/99                    7,189,872
2,500,000      United States Treasury Notes, 7.50% due 10/31/99                    2,574,225
1,300,000      United States Treasury Notes, 7.75% due 1/31/00                     1,353,222
4,200,000      United States Treasury Notes, 6.25% due 4/30/01                     4,389,672
10,000,000     United States Treasury Notes, 7.50% due 11/15/01                   10,898,400
1,350,000      United States Treasury Notes, 6.25% due 1/31/02                     1,427,409
3,200,000      United States Treasury Notes, 6.25% due 2/15/03                     3,440,992
5,000,000      United States Treasury Notes, 5.75% due 8/15/03                     5,305,450
9,750,000      United States Treasury Notes, 7.25% due 5/15/04                    11,119,582
3,700,000      United States Treasury Notes, 7.25% due 8/15/04                     4,239,386
3,900,000      United States Treasury Notes, 6.50% due 5/15/05                     4,369,833
4,000,000      United States Treasury Notes, 7.00% due 7/15/06                     4,660,000

               Total United States Treasury (Cost $57,316,138)                     60,968,043

               TOTAL INVESTMENTS  (100%) (Cost $131,071,886)                    $ 137,049,829

See notes to financial statements.



Schedule of Investments
Thornburg Limited Term Income Fund
September 30, 1998
CUSIPS:  Class A - 885-215-509, Class C - 885-215-764, Class I - 885-215-681
NASDAQ Symbols:  Class A - THIFX, Class C - THICX (Proposed), Class I - THIIX (Proposed)
U. S. GOVERNMENT SECURITIES - 8.20%
600,000       United States Treasury Notes, 4.75% due 10/31/98           Aaa/NA          $600,096
350,000       United States Treasury Notes, 6.875% due 8/31/99           Aaa/NA          356,944
750,000       United States Treasury Notes, 8.00% due 5/15/01            Aaa/NA          816,562
500,000       United States Treasury Notes, 6.375% due 8/15/02           Aaa/NA          535,390
500,000       United States Treasury Notes, 6.25% due 2/15/03            Aaa/NA          537,655
1,100,000     United States Treasury Notes, 6.50% due 5/15/05            Aaa/NA          1,232,517

              Total U. S. Government Securities (Cost $3,781,716)                        4,079,164

U. S. GOVERNMENT AGENCIES - 13.30%
900,000       Federal Home Loan Bank Board, 7.11% due 8/19/99            Aaa/NA          917,577
321,097       Federal Home Loan Mortgage Corp., CMO Series 1327 E,       NR/NR           325,611
              7.50% due 7/15/07
500,000       Federal Home Loan Mortgage Corp., CMO Series 1914 AC,      NR/NR           509,375
              7.00% due 12/15/11
147,574       Federal Home Loan Mortgage Corp., CMO Series 1019 E,       NR/NR           149,972
              8.75% due 7/15/20
465,735       Federal Home Loan Mortgage Corp., CMO Series 1208 D,       NR/NR           470,099
              4.60% due 2/15/22
66,612        Federal Home Loan Mortgage Corp., Pool# 141540, 9.00%      Aaa/AAA         70,293
              due 5/1/09
204,978       Federal Home Loan Mortgage Corp., Pool# 214180, 9.75%      Aaa/AAA         210,679
              due 11/1/01
46,252        Federal Home Loan Mortgage Corp., Pool# 216639, 8.25%      Aaa/AAA         47,189
              due 4/1/02
12,790        Federal Home Loan Mortgage Corp., Pool# 220005, 8.75%      Aaa/AAA         13,469
              due 4/1/01
5,819         Federal Home Loan Mortgage Corp., Pool# 296006, 8.00%      Aaa/AAA         6,116
              due 6/1/17
101,616       Federal Home Loan Mortgage Corp., Pool# 503253, 9.50%      Aaa/AAA         108,062
              due 7/1/05
299,740       Federal Home Loan Mortgage Corp., Pool# 850082, 9.00%      Aaa/AAA         310,390
              due 10/1/05
56,543        Federal Home Loan Mortgage Corp., Pool# N93035, 7.00%      Aaa/AAA         56,978
              due 1/1/00
450,188       Federal National Mortgage Association, CMO Series 92-60,   NR/NR           452,295
              Class C, 7.50% due 4/25/99
685,000       Federal National Mortgage Association, CMO Series 97-13    NR/NR           740,869
              D, 7.00% due 8/18/06
200,000       Federal National Mortgage Association, CMO Series          NR/NR           215,186
              1993-140, Class J, 6.65% due 6/25/13
600,000       Federal National Mortgage Association, CMO Series G94-7    NR/NR           636,372
              B, 7.50% due 5/17/24
24,865        Federal National Mortgage Association, Pool# 001768,       Aaa/AAA         25,581
              8.00% due 10/1/06
660,762       Federal National Mortgage Association, Pool# 020155,       Aaa/AAA         674,909
              7.491% due 8/1/14
435,232       Federal National Mortgage Association, Pool# 297033,       Aaa/AAA         448,289
              8.00% due 12/1/09
49,447        Government National Mortgage Association, Pool# 305541,    Aaa/AAA         50,830
              9.00% due 5/15/03
157,360       Government National Mortgage Association, Pool# 827148,    Aaa/AAA         158,933
              6.875% due 2/20/24

              Total U. S. Government Agencies (Cost $6,413,183)                          6,599,074

MORTGAGE BACKED SECURITIES - 1.50%
37,444       Collateralized Mortgage Obligation Trust, Series 56-B,     Aaa/AAA         40,989
             9.985% due 1/1/19
228,515      Federal Home Loan Mortgage Corp., CMO Series 1537 B,       NR/NR           229,084
             5.60% due 6/15/00
448,948      GE Capital Mortgage Services, Series 92-13 G2, 7.00% due   Aaa/AAA         454,163
             1/1/08

             Total Mortgage Backed Securities (Cost $709,922)                           724,236

ASSET BACKED SECURITIES - 0.50%
250,000      California Infrastructure, Series 1997 1 Certificate       Aaa/AAA         252,933
             Class A2, 6.04% due 3/25/02

             Total Asset Backed Securities (Cost $249,966)                              252,933

CORPORATE BONDS - 14.30%
INDUSTRIALS
1,000,000    Computer Associates International Incorporated, 2005       Baa1/A-         1,006,600
             Senior Note, 6.375% due 4/15/05
1,000,000    Ingersoll Rand Company, 6.46% due 11/19/03                 A3/A-           1,060,530
700,000      Raytheon Company, 6.30% due 3/15/05                        Baa1/BBB        730,646
879,000      Wheeling Pittsburgh Corporation, 9.375% due 11/15/03       Aaa/AAA         960,308
700,000      WMX Technologies Incorporated, 8.25% due 11/15/99          Baa3/BBB+       723,197

                                                                                        4,481,281
UTILITIES
1,000,000    Carolina Power & Light Company, 6.80% due 8/15/07          A2/A            1,104,280

YANKEE
2,150,000    Dao Heng Bank Group, 7.75% due 1/24/07 (U.S. Dollar)       Baa1/BBB+       1,481,892

             Total Corporate Bonds (Cost $7,240,009)                                    7,067,453

TAXABLE MUNICIPAL BONDS - 54.20%
1,500,000    Austin Texas General Obligation, 6.90% due 3/1/02          Aa2/AA          1,591,860
240,000      Baltimore Economic Development Authority, 8.50% due        A3/BBB+         258,895
             8/1/02 (Arcade LP Project)
55,000       Beaumont Housing Multifamily Mortgage Series 1995-B,       Aaa/NR          56,806
             7.50% due 6/15/00 (Insured: FHA)
500,000      Capital Projects Finance Authority Florida Revenue,        NR/NR           517,500
             Series B, 8.00% due 12/1/01
1,025,000    Connecticut St. Development Authority, 8.55% due 8/15/05   NR/A+           1,220,621
1,000,000    Denver Company City County School District 1, Taxable      Aaa/AAA         1,104,580
             Pension School Facilities Lease, 6.79% due 12/15/08
115,000      Duquesne Pennsylvania General Obligation, 6.75% due        Aaa/AAA         120,262
             12/15/01 (Insured: MBIA)
125,000      Duquesne Pennsylvania General Obligation, 6.75% due        Aaa/AAA         131,600
             12/15/02 (Insured: MBIA)
130,000      Duquesne Pennsylvania General Obligation, 6.95% due        Aaa/AAA         138,847
             12/15/03 (Insured: MBIA)
1,125,000    East Baton Rouge Louisiana Mortgage Finance, Series C2     Aaa/NR          1,192,826
             Tax Refunding Mortgage, 6.75% due 4/1/05
320,000      Georgia Municipal Electric Authority Power Revenue,        A3/A            343,203
             Taxable Series One, 7.00% due 1/1/06
2,000,000    Greater Valley Medical Building Partnership, Series        Aa3/NR          2,071,600
             1996, 6.95% due 3/1/21 put 3/1/01 (LOC: Krediet Bank)
500,000      Gulfport Mississippi Hospital Facility Revenue, Memorial   Aaa/AAA         579,205
             Hospital Gulfprt B, 8.00% due 7/1/06
1,120,000    Halifax Hospital MedIcal Center Florida Health, 6.50%      NR/A            1,148,728
             due 4/1/02
1,000,000    Harris County Houston Texas Sport, Taxable Junior Lien     Aaa/AAA         1,042,220
             Series C, 6.00% due 11/15/05
845,000      Idaho Housing Multifamily Housing Revenue Series 94-B,     A/NR            957,157
             8.15% due 7/1/04
155,000      Illinois Housing Development Authority, Taxable Multi      A1/A+           165,633
             Family Pg Series 2, 7.85% due 3/1/05
405,000      King County Washington General Obligation, 7.55% due       Aa1/AA+         456,666
             12/1/05
100,000      Kiryas Joel Village, New York General Obligation Series    Baa/NR          103,706
             B, 8.50% due 1/1/00
210,000      Lake City Florida Utilities Revenue, Taxable Refunding     Aaa/NR          219,927
             Series B, 6.40% due 7/1/04
225,000      Lake City Florida Utilities Revenue, Taxable Refunding     Aaa/NR          237,136
             Series B, 6.50% due 7/1/05
240,000      Lake City Florida Utilities Revenue, Taxable Refunding     Aaa/NR          254,568
             Series B, 6.50% due 7/1/06
255,000      Lake City Florida Utilities Revenue, Taxable Refunding     Aaa/NR          271,700
             Series B, 6.60% due 7/1/07
260,000      Lake City Florida Utilities Revenue, Taxable Refunding     Aaa/NR          275,496
             Series B, 6.60% due 7/1/08
1,000,000    Los Angeles County Pension Obligation, 8.30% due 6/30/02   Aaa/AAA         1,104,080
             (Insured: FSA)
1,225,000    Maine Health & Higher Ed Fac Series A, 7.35% due 7/1/12    NR/A-           1,240,166
             put 7/1/99 (Nursing Home Project; LOC: Sumitumo Bank)
110,000      Maine Municipal Bond Bank Special Obligation, Taxable      NR/A+           122,056
             Series A, 8.00% due 11/1/02
690,000      Maryland State Economic Development Corporation, Taxable   NR/NR           731,814
             Maryland Tech Development Center Project, 7.25% due
             6/1/08
300,000      Massachusetts Industrial Financing Authority Resource      Aaa/AAA         303,726
             Recovery Revenue Refunding, 6.95% due 7/1/99 (Insured:
             FSA)
350,000      Miami Beach Housing Authority Revenue, 6.75% due 3/1/03    A3/NR           356,825
265,000      New Jersey Economic Development Authority Series B,        Aa3/A+          278,197
             7.10% due 9/15/02
50,000       New Jersey State Housing & Mortgage Financing Agency       NR/A+           50,066
             Series E, 7.40% due 11/1/98
95,000       New Jersey State Housing & Mortgage Financing Agency       NR/A+           99,274
             Series E, 7.95% due 11/1/00
4,360,000    New Orleans Home Mortgage Authority Single Family          Aaa/AAA         1,021,112
             Mortgage Revenue Refunding Series 1994-A, 0% due 10/1/15
             (Insured: MBIA)
200,000      New York City Series 1991, 10.50% due 11/15/13             Aaa/AAA         234,540
             prerefunded 11/15/01
80,000       New York New York, Taxable Prerefunded Series D, 10.00%    A3/A-           92,296
             due 8/1/05
20,000       New York New York, Taxable Unrefunded Balance D, 10.00%    A3/A-           22,988
             due 8/1/05
500,000      New York St Mortgage Agency Revenue, Taxable Mortgage      Aaa/NR          534,795
             20th Series, 6.70% due 10/1/04
1,000,000    New York St Power Authority Revenue & General, Taxable     Aa3/AA-         1,024,030
             Series D, 6.17% due 2/15/01
1,000,000    Oklahoma City Oklahoma Airport Trust, Taxable Senior       Aa2/AA          1,020,050
             Lien 19th Series, 6.15% due 7/1/00
1,000,000    Pennsylvania Housing Finance Agency, 8.40% due 4/1/10      Aa/AA+          1,123,300
1,020,000    Santa Fe New Mexico Civic Housing Authority, Tuscany Ser   Aaa/AAA         1,094,256
             B, 6.71% due 8/1/12
680,000      Texas St Department Housing & Community, Affairs Single    A1/A+           689,384
             Family Series B, 9.50% due 3/1/16
35,000       Tucson & Pima County IDA SFMR Series A, 7.00% due 12/1/03  A1/NR           36,449
300,000      Virginia State Housing Development Authority Series C,     Aa1/AA+         316,059
             6.65% due 11/1/03
825,000      Wilkes Barre Pennsylvania Redevelopment Authority          Aaa/NR          880,275
             Revenue, 6.25% due 6/15/08

             Total Taxable Municipal Bonds (Cost $25,377,753)                           26,836,480

FOREIGN SECURITIES - 7.30%
2,000,000    British Columbia Province, 9.00% due 6/21/04 (Canadian     Aa2/AA          1,554,335
             Dollars)
1,000,000    Manitoba Province, 7.875% due 4/7/03 (Canadian Dollars)    NA/NA           728,696
1,800,000    Toronto Metropolitan, 7.75% due 12/1/05 (Canadian          NA/AA+          1,343,348
             Dollars)

             Total Foreign Securities (Cost $3,499,931)                                 3,626,379

COMMERCIAL PAPER - 0.80%
400,000     Ford Motor Credit Company, 5.27% due 10/7/98               A1/P1           399,649

            Total Commercial Paper (Cost $399,649)                                     399,649

            TOTAL INVESTMENTS  (100%) (Cost $47,672,129)                            $ 49,585,368

See notes to financial statements.




Independent Auditor's Report

To the Board of Trustees and Shareholders
Thornburg Investment Trust
Santa Fe, New Mexico

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund, series of Thornburg Investment Trust as of September 30, 1998, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund as of September 30, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

New York, New York
October 23, 1998

Investment Manager
Thornburg Management Company, Inc.
119 East Marcy Street
Santa Fe, New Mexico  87501
(800) 847-0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico  87501
(800) 847-0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Annual Report    September 30, 1998
Thornburg Limited Term Income Funds